Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR reform £ / shares in Millions, £ in Millions	Dec. 31, 2021 GBP (£) £ / shares
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 35,886
Nominal amount of hedging instruments directly impacted by IBOR reform	25,598
GBP London Interbank Offered rate (LIBOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 10,032
Nominal amount of hedging instruments directly impacted by IBOR reform	200
USD LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 25,744
Nominal amount of hedging instruments directly impacted by IBOR reform	25,288
Singapore Swap Offered Rate (SOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 110
Nominal amount of hedging instruments directly impacted by IBOR reform | £ / shares	110